PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
Property and equipment, at cost, consisted of the following as of December 31:

	2013	2012
Property and equipment, net:
Office equipment/computer	$113,769	$18,863
Prototype vehicles	615,945	95,669
Equipment and tools	274,966	81,206
	1,004,680	195,738
Less: Accumulated depreciation	(225,447)	(41,241)
	$779,233	$154,497